Investments in Other Companies - Joint Ventures Statement of financial position (Details) $ in Millions	Dec. 31, 2019 CLP ($) Segment	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Disclosure of joint ventures [line items]
Number of jointly controlled entities | Segment	2
Total Assets	$ 41,013,874	$ 35,601,430
Total Liabilities	37,108,113	31,927,714	$ 29,016,089
Equity	3,905,761	3,673,716	$ 3,545,347	$ 3,307,674
Total Liabilities and Equity	41,013,874	35,601,430
Artikos Chile S.A.
Disclosure of joint ventures [line items]
Current assets	1,701	1,397
Non-current assets	1,944	1,503
Total Assets	3,645	1,188
Current liabilities	1,083	875
Non-current liabilities	163
Total Liabilities	1,246	875
Equity	2,399	2,025
Total Liabilities and Equity	3,645	2,900
Servipag Ltda.
Disclosure of joint ventures [line items]
Current assets	74,748	59,142
Non-current assets	18,005	15,371
Total Assets	92,753	5,699
Current liabilities	74,745	57,847
Non-current liabilities	5,716	5,268
Total Liabilities	80,461	63,115
Equity	12,292	11,398
Total Liabilities and Equity	$ 92,753	$ 74,513